UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     January 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $122,812 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      821    14600 SH       SOLE                        0        0    14600
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     3998    75100 SH       SOLE                        0        0    75100
AMGEN INC                      COM              031162100      222     3450 SH       SOLE                        0        0     3450
APPLE INC                      COM              037833100     1061     2620 SH       SOLE                        0        0     2620
AT&T INC                       COM              00206r102     3259   107762 SH       SOLE                        0        0   107762
AUTOMATIC DATA PROCESSING IN   COM              053015103      324     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100     2100   105485 SH       SOLE                        0        0   105485
BARD C R INC                   COM              067383109     4716    55160 SH       SOLE                        0        0    55160
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      221     3450 SH       SOLE                        0        0     3450
CELGENE CORP                   COM              151020104      744    11000 SH       SOLE                        0        0    11000
CENTURYLINK INC                COM              156700106      298     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      316     2971 SH       SOLE                        0        0     2971
CHUBB CORP                     COM              171232101      229     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     4508   249315 SH       SOLE                        0        0   249315
COCA COLA CO                   COM              191216100      252     3600 SH       SOLE                        0        0     3600
CONOCOPHILLIPS                 COM              20825c104     3286    45100 SH       SOLE                        0        0    45100
COSTCO WHSL CORP NEW           COM              22160k105      222     2667 SH       SOLE                        0        0     2667
DANAHER CORP DEL               COM              235851102      967    20550 SH       SOLE                        0        0    20550
DEVON ENERGY CORP NEW          COM              25179m103     3129    50475 SH       SOLE                        0        0    50475
E M C CORP MASS                COM              268648102     4186   194330 SH       SOLE                        0        0   194330
EATON CORP                     COM              278058102     4255    97755 SH       SOLE                        0        0    97755
EXXON MOBIL CORP               COM              30231g102     3435    40524 SH       SOLE                        0        0    40524
GENERAL ELECTRIC CO            COM              369604103      843    47071 SH       SOLE                        0        0    47071
HANSEN MEDICAL INC             COM              411307101       51    19860 SH       SOLE                        0        0    19860
HEINZ H J CO                   COM              423074103      538     9950 SH       SOLE                        0        0     9950
ILLINOIS TOOL WKS INC          COM              452308109     3045    65185 SH       SOLE                        0        0    65185
INTEL CORP                     COM              458140100     1046    43120 SH       SOLE                        0        0    43120
INTERNATIONAL BUSINESS MACHS   COM              459200101     6873    37377 SH       SOLE                        0        0    37377
INTUITIVE SURGICAL INC         COM NEW          46120e602     1153     2490 SH       SOLE                        0        0     2490
ITRON INC                      COM              465741106     1795    50175 SH       SOLE                        0        0    50175
JOHNSON & JOHNSON              COM              478160104     2323    35418 SH       SOLE                        0        0    35418
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      306     3600 SH       SOLE                        0        0     3600
LIFE TECHNOLOGIES CORP         COM              53217v109     3162    81255 SH       SOLE                        0        0    81255
LOWES COS INC                  COM              548661107     4055   159775 SH       SOLE                        0        0   159775
MEDTRONIC INC                  COM              585055106     4109   107420 SH       SOLE                        0        0   107420
MERCK & CO INC NEW             COM              58933y105      539    14300 SH       SOLE                        0        0    14300
MICROSOFT CORP                 COM              594918104     4356   167803 SH       SOLE                        0        0   167803
NEWMONT MINING CORP            COM              651639106     1387    23110 SH       SOLE                        0        0    23110
NEXTERA ENERGY INC             COM              65339f101      274     4500 SH       SOLE                        0        0     4500
NIKE INC                       CL B             654106103      352     3650 SH       SOLE                        0        0     3650
NUANCE COMMUNICATIONS INC      COM              67020y100     5153   204800 SH       SOLE                        0        0   204800
OCZ TECHNOLOGY GROUP INC       COM              67086e303       99    15000 SH       SOLE                        0        0    15000
OMNICOM GROUP INC              COM              681919106     3959    88810 SH       SOLE                        0        0    88810
PENGROWTH ENERGY CORP          COM              70706p104      113    10700 SH       SOLE                        0        0    10700
PEPSICO INC                    COM              713448108     6010    90573 SH       SOLE                        0        0    90573
PITNEY BOWES INC               COM              724479100     2740   147800 SH       SOLE                        0        0   147800
PPG INDS INC                   COM              693506107      382     4575 SH       SOLE                        0        0     4575
PROCTER & GAMBLE CO            COM              742718109      445     6675 SH       SOLE                        0        0     6675
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      214     2933 SH       SOLE                        0        0     2933
SANDRIDGE ENERGY INC           COM              80007p307      404    49500 SH       SOLE                        0        0    49500
SCANA CORP NEW                 COM              80589m102      667    14800 SH       SOLE                        0        0    14800
SCHLUMBERGER LTD               COM              806857108      219     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1639    35400 SH       SOLE                        0        0    35400
SPDR S&P 500 ETF TR            TR UNIT          78462f103      523     4169 SH       SOLE                        0        0     4169
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      135    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     4488    87615 SH       SOLE                        0        0    87615
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4649   115190 SH       SOLE                        0        0   115190
THERMO FISHER SCIENTIFIC INC   COM              883556102      226     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      349     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     5413    91478 SH       SOLE                        0        0    91478
UNITED TECHNOLOGIES CORP       COM              913017109     1783    24388 SH       SOLE                        0        0    24388
VERIZON COMMUNICATIONS INC     COM              92343v104      209     5200 SH       SOLE                        0        0     5200
WELLS FARGO & CO NEW           COM              949746101     4237   153742 SH       SOLE                        0        0   153742